Employee benefit expenses	12 Months Ended
Dec. 31, 2024
Employee benefit expenses [Abstract]
Employee benefit expenses
29.
Employee benefit expenses

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Salaries	5,302,234	4,741,380	5,139,741
Directors’ remuneration	28,621	23,980	22,718
Labor and health insurance	449,223	432,568	477,338
Pension	205,671	195,359	215,840
Other personnel expenses	480,554	442,781	594,897
	6,466,303	5,836,068	6,450,534

a)
In accordance with the Company’s Articles of Incorporation, employees’ compensation is based on the current year’s earnings, which should first be used to cover accumulated deficits, if any, and then 10% of the remaining balance distributed as employees’ compensation, including distributions to certain qualifying employees in affiliate companies, and no more than 0.5% as directors’ remuneration. Subject to the Board of Directors’ approval, employees’ compensation may be made by way of cash or share issuance. Distribution of employees’ compensation and directors’ remuneration shall be presented and reported in the subsequent shareholders’ meeting.
b)
Based on profit as of the end of reporting period, for the years ended December 31, 2022, 2023 and 2024, the employees’ compensation were accrued at NT$447,303 thousand, NT$250,181 thousand and NT$186,484 thousand, respectively; the directors’ remuneration were accrued at NT$11,182 thousand, NT$6,255 thousand and NT$4,662 thousand, respectively.
c)
For the year of 2023, employees’ compensation and directors’ remuneration recognized were consistent with the amounts resolved in the Board of Directors’ meeting.